OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER LIABILITIES
OTHER LIABILITIES

16.	OTHER LIABILITIES

The other liabilities balance consists of:

	At December 31	At December 31
(in thousands)	2021	2020

Debt obligations:
Lease obligations	$452	$582
Loan obligations	56	33
Flow-through share premium obligation (note 18)	-	22
	$508	$637

Other liabilities-by balance sheet presentation:
Current	$179	$262
Non-current	329	375
	$508	$637
Debt Obligations

At December 31, 2021, the Company’s debt obligations are comprised of lease and loan liabilities. The debt obligations continuity summary is as follows:

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Balance-January 1, 2020	$739	$263	$1,002
Accretion (note 21)	56	-	56
Additions	26	-	26
Repayments	(237)	(230)	(467)
Liability adjustment gain (note 21)	(2)	-	(2)
Balance-December 31, 2020	$582	$33	$615

Accretion (note 21)	44	-	44
Additions	71	34	105
Repayments	(241)	(11)	(252)
Liability adjustment gain (note 21)	(4)	-	(4)
Balance-December 31, 2021	$452	$56	$508

Debt Obligations - Scheduled Maturities

The following table outlines the Company’s scheduled maturities of its debt obligations at December 31, 2021:

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Maturity analysis-contractual undiscounted cash flows:
Next 12 months	$162	$17	$179
One to five years	359	43	402
More than five years	-	-	-
Total obligation-end of period-undiscounted	521	60	581
Present value discount adjustment	(69)	(4)	(73)
Total obligation-end of period-discounted	$452	$56	$508

Letters of Credit Facility

In 2021, the Company had a facility in place with BNS for credit of up to $24,000,000 with a one year term and a maturity date of January 31, 2022 (the “2021 Facility”). Use of the 2021 Facility is restricted to non-financial letters of credit in support of reclamation obligations.

The 2021 Facility contains a covenant to maintain a level of tangible net worth greater than or equal to the sum of $131,000,000 and a pledge of $9,000,000 in restricted cash and investments as collateral for the facility (see note 9). As additional security for the 2021 Facility, DMC has provided an unlimited full recourse guarantee and a pledge of all of the shares of Denison Mines Inc. ("DMI"). DMI has provided a first-priority security interest in all present and future personal property and an assignment of its rights and interests under all material agreements relative to the MLJV and MWJV projects. The 2021 Facility is subject to letter of credit fees of 2.40% (0.40% on the $9,000,000 covered by pledged cash collateral) and standby fees of 0.75%.

At December 31, 2021, the Company was in compliance with its 2021 Facility covenants and $24,000,000 of the 2021 Facility was being utilized as collateral for certain letters of credit (December 31, 2020 - $24,000,000). During 2021, the Company incurred letter of credit and standby fees of $397,000 (2020 - $398,000).

In January 2022, the Company entered into an agreement with BNS to amend the terms of the 2021 Facility to extend the maturity date to January 31, 2023 (see note 27).